RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 1,060	$ 154	¥ 1,387
Restricted cash non-current	¥ 0		¥ 138